PREFERRED STOCK - Narrative (FY) (Details) - shares	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Preferred Stock Additional Information [Abstract]
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)		0	0